Information by segments - Capital expenditures by segments (Details) - Operating segments - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Investment property	$ 24,090,916	$ 21,877,770	$ 13,294,962
Property, plant and equipment's
Disclosure of operating segments [line items]
Investment property	9,349,885	8,767,716	6,117,588
Natural and environmental resources
Disclosure of operating segments [line items]
Investment property	13,964,435	11,962,544	6,733,028
Intangibles
Disclosure of operating segments [line items]
Investment property	776,596	1,147,510	444,346
Exploration and Production
Disclosure of operating segments [line items]
Investment property	18,282,774	16,569,320	9,472,637
Exploration and Production | Property, plant and equipment's
Disclosure of operating segments [line items]
Investment property	4,258,469	4,461,244	2,633,119
Exploration and Production | Natural and environmental resources
Disclosure of operating segments [line items]
Investment property	13,964,435	11,962,544	6,733,028
Exploration and Production | Intangibles
Disclosure of operating segments [line items]
Investment property	59,870	145,532	106,490
Refining and Petrochemicals
Disclosure of operating segments [line items]
Investment property	822,429	961,675	1,868,303
Refining and Petrochemicals | Property, plant and equipment's
Disclosure of operating segments [line items]
Investment property	738,161	928,843	1,845,618
Refining and Petrochemicals | Intangibles
Disclosure of operating segments [line items]
Investment property	84,268	32,832	22,685
Transportation and Logistics
Disclosure of operating segments [line items]
Investment property	3,324,650	2,513,891	1,391,890
Transportation and Logistics | Property, plant and equipment's
Disclosure of operating segments [line items]
Investment property	2,702,091	2,424,428	1,344,654
Transportation and Logistics | Intangibles
Disclosure of operating segments [line items]
Investment property	622,559	89,463	47,236
Electric power transmission and toll roads concessions
Disclosure of operating segments [line items]
Investment property	1,661,063	1,832,884	562,132
Electric power transmission and toll roads concessions | Property, plant and equipment's
Disclosure of operating segments [line items]
Investment property	1,651,164	953,201	294,197
Electric power transmission and toll roads concessions | Intangibles
Disclosure of operating segments [line items]
Investment property	$ 9,899	$ 879,683	$ 267,935